Note 28 Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]
28.	Subsequent events

Acquisitions

Subsequent to December 31, 2025 the Company completed four acquisitions in its Engineering segment for initial cash consideration of $39,829.

On February 3, 2026, the Company announced it has entered into a definitive agreement to acquire Ayesa Engineering S.A.U. (“Ayesa Engineering”). Ayesa Engineering is a multidiscipline engineering and project management firm headquartered in Seville, Spain that provides technical consulting services across four continents. The transaction is expected to close in the second quarter of 2026 for total cash consideration of approximately $700,000.

Revolving credit facility

On February 20, 2026, the Company amended its Revolving Credit Facility to a new five-year term, maturing on February 19, 2031. The amendment provides for a temporary step-up to the Total Debt to consolidated EBITDA covenant ratio from 3.5 times to 4.0 times for up to four consecutive reporting periods following the completion of an acquisition where the purchase price exceeds $200,000. After the four quarters, the maximum allowable leverage ratio returns to 3.5 times. The capacity of the Revolving Credit Facility remains unchanged at $2,250,000.